Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Profit for the year allocated to non-controlling interests	¥ 232	¥ 468	¥ 457
Accumulated balances of non-controlling interests at the reporting dates	¥ 3,593	¥ 3,418
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	37.44%	37.44%
Profit for the year allocated to non-controlling interests	¥ 114	¥ 216
Dividends paid to non-controlling interests	56	37
Accumulated balances of non-controlling interests at the reporting dates	¥ 1,471	¥ 1,416
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	9.64%	9.64%
Profit for the year allocated to non-controlling interests	¥ 33	¥ 67
Accumulated balances of non-controlling interests at the reporting dates	¥ 674	¥ 641
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	40.00%	40.00%
Profit for the year allocated to non-controlling interests	¥ 88	¥ 178
Dividends paid to non-controlling interests		22
Accumulated balances of non-controlling interests at the reporting dates	¥ 1,483	¥ 1,393